                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

               NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE

         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

   TWO FLEXIBLE PREMIUM LIFE INSURANCE CONTRACTS OFFERED TO INDIVIDUALS UNDER
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT--I

                       Supplement dated November 2, 2005
                  to Prospectus dated May 1, 2005, as amended

     This supplement amends the May 1, 2005 Prospectus for the NYLIAC Pinnacle Variable Universal Life and the NYLIAC Pinnacle Survivorship Variable Universal Life Insurance Policies ("Policies"), as amended on May 16, 2005. You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2005 Prospectus for the Policies, as amended. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purposes of this supplement are:

     1. To correct the Fund Annual Expense Administration Fees for the MainStay VP Floating Rate -- Initial Class portfolio;

     2. To describe a name change for an Investment Division effective November 11, 2005.

     Keeping these purposes in mind, please note the following changes.

I.  FUND ANNUAL EXPENSES

     On page 14 of the Prospectus, in the table of Fund Annual Expenses, delete the entry for the MainStay VP Floating Rate -- Initial Class portfolio in its entirety and replace it with the following:

                                                                  MAINSTAY VP
                                                                FLOATING RATE --
                                                                INITIAL CLASS(M)
                                                                ----------------
FUND ANNUAL EXPENSES(A)
(as a % of the average net assets for the fiscal year ended
December 31, 2004)
Advisory Fees...............................................          0.40%
Administration Fees.........................................          0.20%
12b-1 Fees..................................................          0.00%
Other Expenses..............................................          0.19%(c)
Total Fund Annual Expenses..................................          0.79%

    (a) The Fund or its agents provided the fees and charges, which are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

    (c) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.
    (m) Available as of May 16, 2005.

II.  INVESTMENT DIVISION NAME CHANGE EFFECTIVE NOVEMBER 11, 2005

     Effective November 11, 2005, all references to MainStay VP
Growth -- Initial Class, are changed to MainStay VP Large Cap Growth.

     Effective November 11, 2005, on page 22 of the Prospectus, in the table of FUNDS AND ELIGIBLE PORTFOLIOS, Investment Advisers and Investment Objectives, delete the description of MainStay VP Growth -- Initial Class in its entirety, and replace it with the following:

----------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISER                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.
  -- MainStay VP Large Cap              Subadvisor: Winslow Capital      - Seeks to invest, under normal
    Growth -- Initial Class                   Management, Inc.             circumstances, at least 80% of
                                                                           its assets (net assets plus the
                                                                           amount of any borrowing for
                                                                           investment purposes) in large
                                                                           capitalization equity
                                                                           securities.
----------------------------------------------------------------------------------------------------------

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                      SUPPLEMENT DATED NOVEMBER 2, 2005 TO

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                            MAY 1, 2005, AS AMENDED

                                      FOR

               NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE

                                      AND

         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                      FROM

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     This supplement amends the May 1, 2005 Statement of Additional Information ("SAI") for the NYLIAC Pinnacle Variable Universal Life and the NYLIAC Pinnacle Survivorship Variable Universal Life Insurance Policies ("Policies"), as amended on May 16, 2005. This supplement is not valid unless it is read in conjunction with the May 1, 2005 SAI for the Policies, as amended. The terms used but not defined in this SAI supplement have the same meaning as in the current Prospectus for the Policies.

     The purpose of this supplement is to describe a name change for an Investment Division effective November 11, 2005.

     Keeping this purpose in mind, please note the following changes.

     Effective November 11, 2005, throughout the SAI, all references to MainStay VP Growth are amended to read, "MainStay VP Large Cap Growth."

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010